Schedule of Investments (unaudited) September 30, 2019	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities — 20.4%
AIMCO CLO Ltd., Series 2019-10A, Class SUB, 0.00%, 07/22/32(a)(b)	USD	1,844	$1,511,551
Ajax Mortgage Loan Trust, Class B(a)(c):
Series 2018-A, 0.00%, 04/25/58		450	261,052
Series 2018-B, 0.00%, 02/26/57		553	154,948
Anchorage Capital CLO Ltd.(a)(d):
Series 2013-1A, Class DR, (3 mo. LIBOR US + 6.80%), 9.10%, 10/13/30(e)		3,050	2,971,983
Series 2014-5RA, Class E, (3 mo. LIBOR US + 5.40%), 7.70%, 01/15/30		1,000	938,473
Apidos CLO XV, Series 2013-15A, Class ERR, (3 mo. LIBOR US + 5.70%), 7.98%, 04/20/31(a)(d)		1,000	914,407
Apidos CLO XXIX, Series 2018-29A, Class D, (3 mo. LIBOR US + 5.25%), 7.53%, 07/25/30(a)(d)		2,000	1,794,711
Apres Static CLO Ltd., Series 2019-1A, Class C, (3 mo. LIBOR US + 3.65%), 5.95%, 01/15/27(a)(d)		500	497,235
ARES LI CLO Ltd., Series 2019-51A, Class E, (3 mo. LIBOR US + 6.49%), 8.79%, 04/15/31(a)(d)		700	675,679
Ares XLIV CLO Ltd., Series 2017-44A, Class D, (3 mo. LIBOR US + 6.55%), 8.85%, 10/15/29(a)(d)		750	723,758
Ares XXXVII CLO Ltd., Series 2015-4A, Class DR, (3 mo. LIBOR US + 6.15%), 8.45%, 10/15/30(a)(d)		1,450	1,371,454
Assurant CLO II Ltd., Series 2018-1A, Class E, (3 mo. LIBOR US + 5.60%), 7.88%, 04/20/31(a)(d)		1,000	905,770
BankAmerica Manufactured Housing Contract Trust, Series 1997-2, Class B1, 7.07%, 02/10/22(b)		2,300	1,748,423
Battalion CLO XI Ltd., Series 2017-11A, Class E, (3 mo. LIBOR US + 5.98%), 8.26%, 10/24/29(a)(d)		1,000	960,857
Bean Creek CLO Ltd., Series 2015-1A, Class ER, (3 mo. LIBOR US + 5.75%), 8.03%, 04/20/31(a)(d)		1,500	1,305,265
CarVal CLO II Ltd., Series 2019-1A, Class E, (3 mo. LIBOR US + 6.75%), 9.03%, 04/20/32(a)(d)		575	555,851
Cedar Funding IX CLO Ltd., Series 2018-9A, Class E, 7.63%, 04/20/31(a)(b)		2,000	1,769,075
Cedar Funding VI CLO Ltd., Series 2016-6A, Class ER, (3 mo. LIBOR US + 5.90%), 8.18%, 10/20/28(a)(d)		250	233,696

Security		Par (000)	Value

Asset-Backed Securities (continued)
Deer Creek CLO Ltd., Series 2017-1A, Class E, 8.63%, 10/20/30(a)(b)	USD	1,000	$934,059
Dewolf Park CLO Ltd., Series 2017-1A, Class E, (3 mo. LIBOR US + 6.20%), 8.50%, 10/15/30(a)(d)		1,500	1,419,648
Dryden Senior Loan Fund, Series 2017-47A, Class E, (3 mo. LIBOR US + 6.20%), 8.50%, 04/15/28(a)(d)		610	575,540
Elevation CLO Ltd., Series 2014-3A, Class DR, (3 mo. LIBOR US + 3.65%), 5.95%, 10/15/26(a)(d)		950	947,321
Finance of America Structured Securities Trust, Series 2018-HB1, Class M5 , 6.00%, 09/25/28(a)(b)(c)		2,000	1,985,800
GoldenTree Loan Management US CLO Ltd., Series 2017-2A, Class E, (3 mo. LIBOR US + 4.70%), 6.98%, 11/28/30(a)(d)		1,500	1,328,711
GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class ER2, (3 mo. LIBOR US + 5.66%), 7.92%, 10/29/29(a)(d)		500	473,712
Highbridge Loan Management Ltd., Series 12A-18, Class D, (3 mo. LIBOR US + 5.15%), 7.45%, 07/18/31(a)(d)		1,120	979,995
JPMorgan Mortgage Acquisition Corp., Series 2006-FRE2, Class M2, (1 mo. LIBOR US + 0.36%), 2.38%, 02/25/36(d)		2,787	2,466,687
Madison Park Funding X Ltd., Series 2012-10A, Class DR2, (3 mo. LIBOR US + 3.25%), 5.53%, 01/20/29(a)(d)		1,270	1,247,545
Madison Park Funding XXIII Ltd., Series 2017-23A, Class E, (3 mo. LIBOR US + 6.25%), 8.51%, 07/27/30(a)(d)		500	474,116
Madison Park Funding XXV Ltd., Series 2017-25A, Class D, 8.38%, 04/25/29(a)(b)		500	470,857
Madison Park Funding XXX Ltd.:
Series 2012-30X, Class C, 7.25%, 04/15/29(b)		250	232,440
Series 2018-30A, Class E, (3 mo. LIBOR US + 4.95%), 7.25%, 04/15/29(a)(d)		1,250	1,162,200
Mariner CLO LLC, Series 2018-1A, Class E, 9.43%, 04/30/32(a)(b)		250	238,798
Mariner Finance Issuance Trust, Series 2018-AA, Class D, 5.44%, 07/20/32(a)		2,500	2,522,749
MCM Trust, Series 2018(a)(c):
Class NPL 1, 2.02%, 05/28/58		4,135	578,844
Class NPL 4, 4.00%, 05/28/58		1,154	1,154,916

1

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Nationstar HECM Loan Trust(a)(b):
Series 2018-1A, Class M4, 4.70%, 02/25/28	USD	1,607	$1,630,544
Series 2018-1A, Class M5, 6.00%, 02/25/28		3,831	3,842,361
Series 2018-2A, Class M5, 6.00%, 07/25/28		2,000	1,969,114
Series 2019-1A, Class M4, 5.80%, 06/25/29		1,500	1,510,525
New Century Home Equity Loan Trust, Series 2001-NC2, Class M2, (1 mo. LIBOR US + 1.25%), 3.92%, 09/20/31(d)		2,050	2,076,459
Octagon Investment Partners XXIII Ltd., Series 2015-1A, Class ER, (3 mo. LIBOR US + 5.75%), 8.05%, 07/15/27(a)(d)(e)		3,250	3,175,050
OHA Loan Funding Ltd., Series 2016-1A, Class E, (3 mo. LIBOR US + 6.50%), 8.78%, 01/20/28(a)(d)		500	491,971
OZLM Funding Ltd., Series 2012-1A, Class CR2, (3 mo. LIBOR US + 3.60%), 5.88%, 07/22/29(a)(d)		250	244,012
Palmer Square CLO Ltd., Series 2018-2A, Class D, (3 mo. LIBOR US + 5.60%), 7.92%, 07/16/31(a)(d)		1,500	1,346,727
Park Avenue Institutional Advisers CLO Ltd., Series 2016-1A, Class DR, (3 mo. LIBOR US + 5.85%), 8.00%, 08/23/31(a)(d)		2,000	1,806,858
Regatta VI Funding Ltd., Series 2016-1A, Class ER, (3 mo. LIBOR US + 5.00%), 7.28%, 07/20/28(a)(d)		250	240,820
Rockford Tower CLO Ltd.(a):
Series 2017-1A, Class E, (3 mo. LIBOR US + 5.40%), 7.70%, 04/15/29(d)		2,000	1,811,809
Series 2017-2A, Class E, (3 mo. LIBOR US + 6.08%), 8.38%, 10/15/29(d)		2,000	1,894,716
Series 2017-3A, Class D, (3 mo. LIBOR US + 2.65%), 4.93%, 10/20/30(d)		970	901,808
Series 2017-3A, Class E, (3 mo. LIBOR US + 5.75%), 8.03%, 10/20/30(d)		1,000	941,626
Series 2017-3A, Class SUB, 0.00%, 10/20/30(b)		350	309,249
Series 2018-1A, Class E, (3 mo. LIBOR US + 5.85%), 7.99%, 05/20/31(d)		1,000	933,826
Series 2018-1A, Class SUB, 0.00%, 05/20/31(b)		350	292,341
Series 2018-2A, Class SUB, 0.00%, 10/20/31(b)		350	298,949

Security		Par (000)		Value

Asset-Backed Securities (continued)
Seasoned Credit Risk Transfer Trust Series, Class BX (b):
Series 2018-1, 5.32%, 05/25/57	USD	4,569		$2,390,473
Series 2018-2, 4.91%, 11/25/57		3,886		1,758,049
Silver Creek CLO Ltd., Series 2014-1A, Class E1R, (3 mo. LIBOR US + 5.62%), 7.90%, 07/20/30(a)(d)		1,000		916,869
Sofi Professional Loan Program LLC, Series 2016-B, Class RC, 0.00%, 04/25/37(a)(c)		—	(f)	987,451
Sound Point CLO XIV Ltd., Series 2016-3A, Class E, (3 mo. LIBOR US + 6.65%), 8.91%, 01/23/29(a)(d)		1,000		1,001,920
Sound Point CLO XXIV, Series 2019-3A, Class D, (3 mo. LIBOR US + 4.11%), 6.21%, 10/25/32(a)(d)		2,250		2,242,770
Strata CLO Ltd., Series 2018-1A(a)(b):
Class A, 9.38%, 01/15/31		500		460,608
Class USUB, 0.00%, 01/15/18		1,750		1,373,991
TICP CLO VI Ltd., Series 2016-6A, Class ER, (3 mo. LIBOR US + 6.40%), 8.70%, 01/15/29(a)(d)		1,500		1,448,877
TICP CLO VII Ltd., Series 2017-7A, Class E, (3 mo. LIBOR US + 6.51%), 8.81%, 07/15/29(a)(d)		1,000		978,191
TICP CLO XII Ltd., Series 2018-12A, Class E, (3 mo. LIBOR US + 5.50%), 7.80%, 01/15/31(a)(d)(e)		2,750		2,673,765
TRESTLES CLO II Ltd., Series 2018-2A, Class D, (3 mo. LIBOR US + 5.75%), 8.03%, 07/25/31(a)(d)		1,900		1,699,552
Tricon American Homes Trust, Series 2018-SFR1, Class F, 4.96%, 05/17/37(a)(e)		3,000		3,134,877
Westcott Park CLO Ltd., Series 2016-1A, Class DR, (3 mo. LIBOR US + 3.25%), 5.53%, 07/20/28(a)(d)		500		490,143
York CLO-2 Ltd., Series 2015-1A(a):
Class ER, (3 mo. LIBOR US + 5.65%), 7.93%, 01/22/31(d)		500		457,482
Class SUB, 0.00%, 01/22/31(b)		3,500		2,539,754

Total Asset-Backed Securities — 20.4% (Cost — $93,416,021)				88,761,663

2

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Corporate Bonds — 53.2%

Aerospace & Defense — 0.9%
Arconic, Inc., 6.75%, 01/15/28(e)	USD	1,209	$1,375,238
TransDigm, Inc.(e):
6.50%, 05/15/25		1,330	1,379,875
6.25%, 03/15/26(a)		1,163	1,248,771

			4,003,884

Airlines — 1.3%
American Airlines Group, Inc.:
5.00%, 06/01/22(a)(e)		2,135	2,216,877
3.93%, 12/15/24(c)		315	318,560
4.87%, 04/22/25(c)		429	444,163
Avianca Holdings SA/Avianca Leasing LLC/Grupo Taca Holdings Ltd.:
8.38%, 05/10/20		508	474,663
8.38%, 05/10/20(a)(e)		2,000	1,868,750
Gol Finance, Inc., 7.00%, 01/31/25(a)(e)		500	487,578

			5,810,591

Auto Components — 0.4%
IHO Verwaltungs GmbH, (4.38% PIK), 3.63%, 05/15/25(g)	EUR	113	127,475
Meritor, Inc., 6.25%, 02/15/24(e)	USD	1,330	1,368,237
Panther BF Aggregator 2 LP/Panther Finance Co., Inc., 6.25%, 05/15/26(a)(e)		79	83,148

			1,578,860

Banks — 0.6%
Banco de Sabadell SA(5 year EUR Swap + 5.10%), 5.38%, 12/12/28(h)	EUR	1,000	1,211,207
Credit Mutuel Arkea SA, 3.38%, 03/11/31		1,000	1,262,878
Emirates NBD PJSC(6 year USD Swap + 3.66%), 6.13%(h)(i)	USD	250	261,875

			2,735,960

Beverages — 0.0%
Central American Bottling Corp., 5.75%, 01/31/27(a)(e)		100	105,594

Building Materials — 0.1%
Cemex SAB de CV, 3.13%, 03/19/26	EUR	300	334,736
US Concrete, Inc., 6.38%, 06/01/24(e)	USD	27	28,080

			362,816

Building Products — 0.1%
Builders FirstSource, Inc., 5.63%, 09/01/24(a)(e)		28	29,120
Buzzi Unicem SpA, 2.13%, 04/28/23	EUR	200	230,195

Security		Par (000)	Value

Building Products (continued)
Standard Industries, Inc., 4.75%, 01/15/28(a)(e)	USD	46	$47,548

			306,863

Capital Markets — 0.1%
Mongolian Mortgage Corp. Hfc LLC, 9.75%, 01/29/22		400	394,875

Chemicals — 1.6%
Axalta Coating Systems Dutch Holding B BV, 3.75%, 01/15/25	EUR	100	112,408
Cydsa SAB de CV, 6.25%, 10/04/27(a)(e)	USD	2,000	2,033,125
INEOS Group Holdings SA, 5.38%, 08/01/24	EUR	300	334,673
Mexichem SAB de CV, 5.88%, 09/17/44(a)(e)	USD	1,000	1,057,344
NOVA Chemicals Corp., 4.88%, 06/01/24(a)(e)		1,407	1,446,888
OCI NV, 5.00%, 04/15/23	EUR	300	342,181
Rock International Investment Co., 6.63%, 03/27/20	USD	550	409,448
Venator Finance Sarl/Venator Materials LLC, 5.75%, 07/15/25 (a)(e)		1,351	1,138,217

			6,874,284

Commercial Services & Supplies — 1.3%
AA Bond Co. Ltd., 4.25%, 07/31/20	GBP	210	261,143
Iron Mountain US Holdings, Inc., 5.38%, 06/01/26(a)(e)	USD	1,254	1,297,890
KAR Auction Services, Inc., 5.13%, 06/01/25(a)(e)		816	844,560
United Rentals North America, Inc.(e):
5.50%, 07/15/25		1,336	1,390,108
6.50%, 12/15/26		339	369,340
4.88%, 01/15/28		1,396	1,451,840

			5,614,881

Construction & Engineering — 0.7%
China Singyes Solar Technologies Holdings Ltd., 7.95%, 02/15/20 (j)(k)		220	179,850
Weekley Homes LLC/Weekley Finance Corp.(e):
6.00%, 02/01/23		1,325	1,321,158
6.63%, 08/15/25		1,381	1,384,452

			2,885,460

3

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Consumer Finance — 0.5%
Credito Real SAB de CV, 7.25%, 07/20/23(a)(e)	USD	500	$528,750
Credivalores-Crediservicios SAS, 9.75%, 07/27/22(a)(e)		1,289	1,281,749
Mulhacen Pte Ltd., (6.5% Cash or 7.25% PIK), 6.50%, 08/01/23(g)	EUR	300	270,785

			2,081,284

Containers & Packaging — 0.7%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.75%, 07/15/27	GBP	350	439,965
Crown European Holdings SA, 2.25%, 02/01/23	EUR	200	229,522
Mauser Packaging Solutions Holding Co.:
4.75%, 04/15/24		300	338,021
5.50%, 04/15/24(a)(e)	USD	1,092	1,121,975
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 7.00%, 07/15/24(a)(e)		750	777,187

			2,906,670

Diversified Consumer Services — 0.2%
Pinnacle Bidco PLC, 6.38%, 02/15/25	GBP	310	405,440
Verisure Holding AB, 3.50%, 05/15/23	EUR	271	305,659

			711,099

Diversified Financial Services — 3.3%
Alpha Holding SA de CV, 10.00%, 12/19/22(a)(e)	USD	500	477,912
Arrow Global Finance PLC, 5.13%, 09/15/24	GBP	510	623,412
Barclays PLC (h):
(5 year EUR Swap + 2.45%), 2.63%, 11/11/25	EUR	300	330,966
(5 year EUR Swap + 1.90%), 2.00%, 02/07/28		300	324,134
Cabot Financial Luxembourg II SA(3 mo. EURIBOR + 6.38%), 6.38%, 06/14/24(d)		100	112,946
Cabot Financial Luxembourg SA, 7.50%, 10/01/23	GBP	200	254,785
CFLD Cayman Investment Ltd.:
8.63%, 02/28/21	USD	200	204,000
8.60%, 04/08/24		200	197,937
Coastal Emerald Ltd., 5.95%, 01/13/20		800	806,000
Credit Agricole SA(5 year USD Swap + 4.90%), 7.88%(e)(h)(i)		1,800	2,007,000
Ford Motor Credit Co. LLC:
3.02%, 03/06/24	EUR	420	481,021
5.58%, 03/18/24(e)	USD	612	650,599
Garfunkelux Holdco 3 SA, 7.50%, 08/01/22	EUR	100	103,598
Gilex Holding Sarl, 8.50%, 05/02/23(a)(e)	USD	1,195	1,281,649
GKN Holdings Ltd., 5.38%, 09/19/22	GBP	300	401,334

Security		Par (000)	Value

Diversified Financial Services (continued)
Greenko Mauritius Ltd., 6.25%, 02/21/23	USD	200	$203,000
Klabin Finance SA, 4.88%, 09/19/27(a)(e)		1,286	1,300,869
LHC3 PLC, (4.13% Cash or 4.88% PIK), 4.13%, 08/15/24(g)	EUR	670	759,366
Mong Doung Finacial Holdings BV, 5.13%, 05/07/29	USD	325	328,656
New Lion Bridge Co. Ltd., 9.75%, 10/10/20		400	357,500
Quicken Loans, Inc.(a)(e):
5.75%, 05/01/25		1,531	1,578,844
5.25%, 01/15/28		46	47,472
Scenery Journey Ltd., 11.00%, 11/06/20		400	399,500
UniCredit SpA, 6.57%, 01/14/22(a)(e)		400	429,069
Usiminas International Sarl, 5.88%, 07/18/26(a)(e)		200	202,065
Verisure Midholding AB, 5.75%, 12/01/23	EUR	300	336,795
Wanda Group Overseas Ltd., 7.50%, 07/24/22	USD	200	195,750

			14,396,179

Diversified Telecommunication Services — 1.7%
Axtel SAB de CV, 6.38%, 11/14/24(a)(e)		1,000	1,030,938
DKT Finance ApS, 7.00%, 06/17/23	EUR	700	816,243
Frontier Communications Corp.(a)(e):
8.50%, 04/01/26	USD	1,458	1,457,854
8.00%, 04/01/27		40	42,240
Level 3 Financing, Inc., 5.38%, 05/01/25(e)		28	29,002
Oi SA, (8.00% Cash or 4.00% PIK), 10.00%, 07/27/25(e)(g)		1,028	941,905
SoftBank Group Corp.:
4.00%, 04/20/23	EUR	610	710,912
4.75%, 07/30/25		200	240,822
Telecom Argentina SA, 8.00%, 07/18/26(a)(e)	USD	429	371,353
Telecom Italia Capital SA, 6.38%, 11/15/33(e)		1,239	1,362,900
Telecom Italia SpA, 4.00%, 04/11/24	EUR	200	239,953

			7,244,122

Electric Utilities — 1.5%
EDP — Energias de Portugal SA(5 year EUR Swap + 4.29%), 4.50%, 04/30/79(h)		500	603,560
Empresas Publicas de Medellin ESP, 4.25%, 07/18/29(a)(e)	USD	505	528,735
Iberdrola International BV(5 year EUR Swap + 2.97%), 3.25%(h)(i)	EUR	1,000	1,192,107
Inkia Energy Ltd., 5.88%, 11/09/27(a)(e)	USD	1,000	1,035,938

4

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Electric Utilities (continued)
Pampa Energia SA, 9.13%, 04/15/29(a)(e)	USD	335	$262,975
Perusahaan Listrik Negara PT, 4.88%, 07/17/49(e)		250	268,750
ReNew Power Ltd., 6.67%, 03/12/24		500	506,406
Talen Energy Supply LLC(a)(e):
7.25%, 05/15/27		1,591	1,616,933
6.63%, 01/15/28		675	663,188

			6,678,592

Electrical Equipment – 2.6%
Vertiv Group Corp., (Acquired 05/10/19, cost $ 10,584,951), 10.00%, 06/30/24(c)(m)		10,887	11,050,305

Energy Equipment & Services — 0.9%
Anton Oilfield Services Group, 9.75%, 12/05/20		600	616,313
Bristow Group, Inc., 8.75%, 03/01/23(a)(e)(j)(k)		786	770,280
Greenko Investment Co., 4.88%, 08/16/23		530	524,203
Neerg Energy Ltd., 6.00%, 02/13/22		600	591,158
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24(a)(e)		1,379	1,440,532

			3,942,486

Equity Real Estate Investment Trusts (REITs) — 0.7%
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25(a)(e)		750	761,250
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 5.63%, 05/01/24(e)		1,895	2,077,394
MPT Operating Partnership LP/MPT Finance Corp., 3.33%, 03/24/25	EUR	300	360,919

			3,199,563

Food & Staples Retailing — 0.2%
B&M European Value Retail SA, 4.13%, 02/01/22	GBP	200	249,276
BRF GmbH, 4.35%, 09/29/26	USD	200	198,062
Picard Groupe SAS(3 mo. EURIBOR + 3.00%), 3.00%, 11/30/23(d)	EUR	100	106,763
Tesco Corporate Treasury Services PLC, 1.38%, 10/24/23		200	224,730

			778,831

Food Products — 1.9%
JBS Investments II GmbH, 5.75%, 01/15/28(a)(e)	USD	658	685,307
JBS USA LUX SA/JBS USA Finance, Inc., 6.75%, 02/15/28(a)(e)		43	47,609
MARB BondCo PLC, 6.88%, 01/19/25(a)(e)		2,500	2,613,750
MHP Lux SA, 6.25%, 09/19/29(a)		1,000	962,500
Minerva Luxembourg SA, 6.50%, 09/20/26(a)(e)		2,500	2,594,688

Security		Par (000)	Value

Food Products (continued)
Post Holdings, Inc., 5.00%, 08/15/26(a)(e)	USD	1,430	$1,483,053

			8,386,907

Forest Products — 0.3%
Sappi Papier Holding GmbH, 4.00%, 04/01/23	EUR	300	333,116
Suzano Austria GmbH, 7.00%, 03/16/47(a)(e)	USD	1,000	1,139,625

			1,472,741

Health Care Equipment & Supplies — 0.1%
Yestar Healthcare Holdings Co. Ltd., 6.90%, 09/15/21		400	301,800

Health Care Providers & Services — 0.9%
HCA, Inc. (e):
4.50%, 02/15/27		1,416	1,518,210
5.88%, 02/01/29		144	161,745
Tenet Healthcare Corp.(a)(e):
4.63%, 09/01/24		901	926,841
4.88%, 01/01/26		1,488	1,527,060

			4,133,856

Health Care Technology — 0.1%
IQVIA, Inc., 3.25%, 03/15/25	EUR	300	335,160

Hotels, Restaurants & Leisure — 2.4%
Caesars Entertainment Corp., 5.00%, 10/01/24(l)	USD	435	738,757
Cirsa Finance International Sarl, 7.88%, 12/20/23(a)(e)		200	212,300
CPUK Finance Ltd., 4.25%, 08/28/22	GBP	300	373,098
ESH Hospitality, Inc., 5.25%, 05/01/25(a)(e)	USD	633	654,522
Golden Entertainment, Inc., 7.63%, 04/15/26(a)(e)		274	285,645
Grupo Posadas SAB de CV, 7.88%, 06/30/22(a)(e)		1,000	998,750
International Game Technology PLC(a)(e):
6.25%, 02/15/22		550	580,397
6.50%, 02/15/25		1,150	1,276,580
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.00%, 06/01/24(a)(e)		1,362	1,413,075
Ladbrokes Group Finance PLC:
5.13%, 09/16/22	GBP	26	33,919
5.13%, 09/08/23		200	262,693
Sabre GLBL, Inc., 5.38%, 04/15/23(a)(e)	USD	1,343	1,369,860
Scientific Games International, Inc., 10.00%, 12/01/22(e)		680	707,200
Sisal Group SpA, 7.00%, 07/31/23	EUR	200	225,533

5

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Stonegate Pub Co. Financing PLC(3 mo. LIBOR GBP + 6.25%), 7.03%, 03/15/22(d)	GBP	248	$304,927
Studio City Finance Ltd., 7.25%, 02/11/24	USD	300	315,000
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29(a)(e)		482	505,088

			10,257,344

Household Durables — 2.6%
Alam Synergy Pte Ltd., 11.50%, 04/22/21		200	211,688
Ashton Woods USA LLC/Ashton Woods Finance Co., 9.88%, 04/01/27(a)(e)		602	657,685
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.25%, 09/15/27(a)(e)		541	543,705
Century Communities, Inc., 6.75%, 06/01/27(a)(e)		110	118,140
Controladora Mabe SA de CV, 5.60%, 10/23/28(a)(e)		1,000	1,074,687
KB Home, 7.63%, 05/15/23(e)		362	409,965
PulteGroup, Inc.(e):
5.50%, 03/01/26		500	546,250
7.88%, 06/15/32		1,138	1,388,360
Taylor Morrison Communities, Inc.(a)(e):
5.88%, 06/15/27		647	710,082
5.75%, 01/15/28		2,269	2,461,865
TRI Pointe Group, Inc.(e):
4.88%, 07/01/21		1,297	1,335,910
5.25%, 06/01/27		505	506,263
William Lyon Homes, Inc., 6.63%, 07/15/27(a)(e)		1,489	1,544,837
Yanlord Land HK Co. Ltd., 6.80%, 02/27/24		200	205,438

			11,714,875

Independent Power and Renewable Electricity Producers — 0.5%
Calpine Corp., 5.25%, 06/01/26(a)(e)		1,406	1,455,210
Capex SA, 6.88%, 05/15/24(a)(e)		1,000	742,812

			2,198,022

Industrial Conglomerates — 0.2%
Grupo KUO SAB de CV, 5.75%, 07/07/27(a)(e)		1,000	1,005,312

Insurance — 0.7%
Aegon NV(5 year EUR Swap + 5.21%), 5.63%(h)(i)	EUR	415	495,693
Asahi Mutual Life Insurance Co.(5 year USD Swap + 4.59%), 6.50%(h)(i)	USD	400	417,057

Security		Par (000)	Value

Insurance (continued)
ASR Nederland NV(5 year EUR Swap + 4.00%), 3.38%, 05/02/49(h)	EUR	190	$224,434
Assicurazioni Generali SpA(3 mo. EURIBOR + 5.35%), 5.00%, 06/08/48(h)		900	1,148,797
Credit Agricole Assurances SA(5 year EUR Swap + 4.35%), 4.50%(h)(i)		100	121,913
Zurich Finance Ireland Designated Activity Co., 1.63%, 06/17/39		520	634,959

			3,042,853

Interactive Media & Services — 0.1%
VeriSign, Inc., 5.25%, 04/01/25(e)	USD	520	567,736

IT Services — 0.1%
21Vianet Group, Inc., 7.88%, 10/15/21		200	201,970
InterXion Holding NV, 4.75%, 06/15/25	EUR	200	236,247

			438,217

Leisure Time — 0.6%
Carlson Travel, Inc., 6.75%, 12/15/23(a)(e)	USD	2,704	2,764,840

Machinery — 0.1%
Capitol Investment Merger Sub 2 LLC, 10.00%, 08/01/24(a)(e)		550	570,625

Media — 3.2%
Altice Financing SA, 6.63%, 02/15/23(a)(e)		200	205,250
Arqiva Broadcast Finance PLC, 6.75%, 09/30/23	GBP	100	131,094
Charter Communications Operating LLC/Charter Communications Operating Capital, 5.05%, 03/30/29(e)	USD	400	447,509
Clear Channel Worldwide Holdings, Inc., 5.13%, 08/15/27(a)(e)		738	768,885
Diamond Sports Group LLC/Diamond Sports Finance Co., 5.38%, 08/15/26(a)(e)		1,831	1,899,662
Intelsat Jackson Holdings SA(e):
5.50%, 08/01/23		1,198	1,117,614
8.50%, 10/15/24(a)		465	468,343
Intelsat SA, 4.50%, 06/15/25(l)		167	245,191
Lamar Media Corp.(e):
5.00%, 05/01/23		630	641,813
5.75%, 02/01/26		750	792,937
Nexstar Escrow, Inc., 5.63%, 07/15/27(a)(e)		733	767,818
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 04/15/22(a)(e)		1,360	1,363,808

6

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Media (continued)
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.63%, 02/15/24(e)	USD	506	$520,548
SES SA(5 year EUR Swap + 5.40%), 5.63%(h)(i)	EUR	200	245,662
Sirius XM Radio, Inc.(a)(e):
4.63%, 07/15/24	USD	931	965,289
5.00%, 08/01/27		70	72,275
5.50%, 07/01/29		66	70,455
Summer BidCo BV, (9.0% Cash or 9.75% PIK), 9.00%, 11/15/25(g)	EUR	100	114,645
Telenet Finance VI Luxembourg SCA, 4.88%, 07/15/27		140	168,553
United Group BV, 4.88%, 07/01/24		830	940,682
Virgin Media Receivables Financing Notes II DAC, 5.75%, 04/15/23	GBP	300	378,086
Ziggo BV, 5.50%, 01/15/27(a)(e)	USD	1,451	1,512,232

			13,838,351

Metals & Mining — 1.8%
Commercial Metals Co.(e):
4.88%, 05/15/23		181	187,788
5.75%, 04/15/26		51	52,275
5.38%, 07/15/27		1,374	1,391,175
Kaiser Aluminum Corp., 5.88%, 05/15/24(e)		1,315	1,369,060
Nexa Resources SA, 5.38%, 05/04/27(a)(e)		2,000	2,116,250
Shandong Iron And Steel Xinheng International Co. Ltd., 6.50%, 06/14/21		200	201,313
Steel Dynamics, Inc., 5.00%, 12/15/26(e)		1,349	1,413,077
thyssenkrupp AG:
1.88%, 03/06/23	EUR	127	138,285
2.88%, 02/22/24		345	387,313
Vedanta Resources Finance II PLC, 8.00%, 04/23/23	USD	230	231,150
Vedanta Resources Ltd., 7.13%, 05/31/23		270	266,709
Yankuang Group Cayman Ltd., 4.75%, 11/30/20		210	211,046
Zekelman Industries, Inc., 9.88%, 06/15/23(a)(e)		51	53,741

			8,019,182

Multiline Retail — 0.1%
Hipercor SA, 3.88%, 01/19/22	EUR	500	583,254

Oil, Gas & Consumable Fuels — 9.6%
Antero Resources Corp.(e):
5.38%, 11/01/21	USD	250	241,250
5.13%, 12/01/22		1,150	1,010,563

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Bruin E&P Partners LLC, 8.88%, 08/01/23(a)(e)	USD	110	$82,225
Carrizo Oil & Gas, Inc., 6.25%, 04/15/23(e)		1,458	1,381,455
Centennial Resource Production LLC(a)(e):
5.38%, 01/15/26		1,841	1,748,950
6.88%, 04/01/27		127	126,683
Cheniere Corpus Christi Holdings LLC(e):
5.88%, 03/31/25		620	689,831
5.13%, 06/30/27		1,365	1,493,822
Cheniere Energy Partners LP, 4.50%, 10/01/29(a)(e)		335	342,956
Cheniere Energy, Inc., (4.88% PIK), 4.88%, 05/28/21(a)(g)(l)		1,603	1,635,080
Chesapeake Energy Corp.(e):
6.63%, 08/15/20		77	77,385
7.00%, 10/01/24		1,400	1,004,500
Continental Resources, Inc., 5.00%, 09/15/22(e)		641	646,623
CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25(a)(e)		54	54,336
Diamondback Energy, Inc., 4.75%, 11/01/24(e)		2,118	2,168,302
eG Global Finance PLC:
3.63%, 02/07/24	EUR	637	673,469
4.38%, 02/07/25		211	223,080
Energen Corp., 4.63%, 09/01/21(e)	USD	534	549,353
Frontera Energy Corp., 9.70%, 06/25/23(a)(e)		1,000	1,057,188
Geopark Ltd., 6.50%, 09/21/24 (a)(e)		2,000	2,051,875
Gran Tierra Energy International Holdings Ltd., 6.25%, 02/15/25(a)(e)		1,500	1,338,750
Gran Tierra Energy, Inc., 7.75%, 05/23/27(a)(e)		600	564,000
Hammerhead Resources, Inc., Series AI, 9.00%, 07/10/22		1,279	1,138,310
Hilong Holding Ltd., 8.25%, 09/26/22		200	202,000
Jagged Peak Energy LLC, 5.88%, 05/01/26(e)		1,359	1,362,397
Medco Straits Services Pte Ltd., 8.50%, 08/17/22(e)		650	696,516
NGPL PipeCo LLC, 7.77%, 12/15/37(a)(e)		1,116	1,445,551
Northern Oil and Gas, Inc., (8.50% Cash or 1.00% PIK), 8.50%, 05/15/23(e)(g)		181	186,328
Pacific Drilling SA, 8.38%, 10/01/23(a)(e)		175	147,000
Parsley Energy LLC/Parsley Finance Corp.(a)(e):
6.25%, 06/01/24		24	24,840
5.38%, 01/15/25		1,634	1,654,425

7

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
5.25%, 08/15/25	USD	21	$21,309
5.63%, 10/15/27		32	33,040
Petrobras Global Finance BV(e):
7.38%, 01/17/27		200	241,562
6.00%, 01/27/28		2,000	2,227,000
7.25%, 03/17/44		900	1,075,781
Petroleos Mexicanos(e):
6.38%, 02/04/21		1,030	1,075,062
6.50%, 03/13/27		1,000	1,038,844
6.50%, 01/23/29		400	405,590
Puma International Financing SA, 5.13%, 10/06/24(a)		1,000	956,250
QEP Resources, Inc., 6.88%, 03/01/21(e)		362	359,285
Rio Oil Finance Trust, 9.25%, 07/06/24(a)(e)		596	658,745
Rockies Express Pipeline LLC, 6.88%, 04/15/40(a)(e)		1,000	1,088,300
Santos Finance Ltd., 5.25%, 03/13/29		400	432,454
Seven Generations Energy Ltd., 5.38%, 09/30/25(a)(e)		32	31,680
Sunoco LP/Sunoco Finance Corp.(e):
6.00%, 04/15/27		27	28,754
Series WI, 5.88%, 03/15/28		2,783	2,953,459
Transocean Guardian Ltd., 5.88%, 01/15/24(a)(e)		215	215,918
WPX Energy, Inc.(e):
8.25%, 08/01/23		24	27,000
5.25%, 09/15/24		27	27,473
5.75%, 06/01/26		24	24,600
YPF SA(e):
(Argentina Deposit Rates Badlar Pvt Banks + 4.00%), 60.69%, 07/07/20(d)		2,000	461,778
8.50%, 03/23/21(a)		1,000	863,000
8.50%, 06/27/29(a)		1,500	1,155,000
Zhejiang Baron BVI Co. Ltd., 6.80%, 08/27/21		385	385,963

			41,806,890

Pharmaceuticals — 0.5%
Bausch Health Cos., Inc., 4.50%, 05/15/23	EUR	200	220,126
Bayer AG(5 year EUR Swap + 2.55%), 3.75%, 07/01/74(h)		300	349,036
Jubilant Pharma Ltd., 6.00%, 03/05/24	USD	200	206,159
Merck KGaA(EURIBOR ICE Swap + 2.94%), 2.88%, 06/25/79(h)	EUR	600	701,383
Rossini Sarl, 6.75%, 10/30/25		400	480,516

			1,957,220

Security		Par (000)	Value

Plastics — 0.0%
Pearl Holding III Ltd., 9.50%, 12/11/22	USD	200	$145,000

Real Estate — 2.2%
Central China Real Estate Ltd.:
7.33%, 01/27/20		200	199,000
6.50%, 03/05/21		200	197,922
China Aoyuan Group Ltd.:
7.50%, 05/10/21		400	408,740
8.50%, 01/23/22		200	208,500
7.95%, 02/19/23		400	409,000
China SCE Group Holdings Ltd.:
7.45%, 04/17/21		500	506,905
8.75%, 01/15/21		200	205,750
7.25%, 04/19/23		200	194,250
CIFI Holdings Group Co. Ltd., 5.50%, 01/23/22		400	395,000
Country Garden Holdings Co. Ltd.:
7.25%, 04/04/21(e)		300	300,082
6.15%, 09/17/25		200	204,000
Easy Tactic Ltd.:
9.13%, 07/28/22		200	203,596
8.63%, 02/27/24		300	288,000
Excel Capital Global Ltd.(Update Replacements.xls: H15T3Y + 9.34%), 7.00%(h)(i)		500	509,590
Global Prime Capital Pte Ltd., 7.25%, 04/26/21		200	206,230
Greenland Global Investment Ltd.(3 mo. LIBOR US + 4.85%), 6.96%, 09/26/21(d)		300	304,807
JGC Ventures Pte Ltd., 10.75%, 08/30/21		200	212,124
Jingrui Holdings Ltd., 9.45%, 04/23/21		200	183,538
KWG Group Holdings Ltd., 7.88%, 09/01/23		200	199,000
Logan Property Holdings Co. Ltd.:
7.50%, 08/25/22		200	206,500
6.50%, 07/16/23		200	198,313
New Metro Global Ltd., 6.50%, 04/23/21		500	469,705
No Va Land Investment Group Corp., 5.50%, 04/27/23 (l)		600	589,875
Powerlong Real Estate Holdings Ltd.:
5.95%, 07/19/20		300	298,401
6.95%, 04/17/21		300	298,857
Redco Properties Group Ltd., 13.50%, 01/21/20		405	407,025
Ronshine China Holdings Ltd.:
8.75%, 10/25/22		200	199,500
8.95%, 01/22/23		200	198,750

8

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Real Estate (continued)
Times China Holdings Ltd., 7.63%, 02/21/22	USD	300	$307,125
Yuzhou Properties Co. Ltd.:
7.90%, 05/11/21		400	407,000
8.63%, 01/23/22		200	205,500
Zhenro Properties Group Ltd.:
12.50%, 01/02/21		200	210,438
9.15%, 03/08/22		200	199,500
8.70%, 08/03/22(n)		200	197,000

			9,729,523

Real Estate Management & Development — 1.5%
Agile Group Holdings Ltd., 8.50%, 07/18/21(e)		400	420,088
Central China Real Estate Ltd., 6.75%, 11/08/21(n)		200	196,196
China Evergrande Group:
7.00%, 03/23/20(e)		1,386	1,361,745
9.50%, 04/11/22		200	182,750
4.25%, 02/14/23	HKD	6,000	671,275
7.50%, 06/28/23(e)	USD	200	165,438
Easy Tactic Ltd., 8.13%, 07/11/24		200	187,712
Fantasia Holdings Group Co. Ltd.:
8.38%, 03/08/21		200	186,562
7.38%, 10/04/21		400	356,424
Forestar Group, Inc., 8.00%, 04/15/24(a)(e)		1,495	1,614,600
Future Land Development Holdings Ltd.:
5.00%, 02/16/20		240	237,075
7.50%, 01/22/21		200	191,625
Residomo SRO, 3.38%, 10/15/24	EUR	510	574,288
Summit Properties Ltd., 2.00%, 01/31/25		100	104,646
Sunac China Holdings Ltd., 7.25%, 06/14/22	USD	200	194,750

			6,645,174

Road & Rail — 0.3%
Hertz Corp., 7.63%, 06/01/22(a)(e)		1,134	1,180,777
Hertz Holdings Netherlands BV, 5.50%, 03/30/23	EUR	200	227,996

			1,408,773

Software — 0.1%
Refinitiv US Holdings, Inc., 4.50%, 05/15/26		400	469,136

Specialty Retail — 0.1%
Parts Europe SA, 4.38%, 05/01/22		220	240,320

Textiles, Apparel & Luxury Goods — 0.2%
Hanesbrands Finance Luxembourg SCA, 3.50%, 06/15/24		100	121,902
Prime Bloom Holdings Ltd.:
7.50%, 12/19/19	USD	300	244,688
6.95%, 07/05/22		470	312,637

			679,227

Security		Par (000)	Value

Transportation Infrastructure — 1.0%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 03/30/29(a)	USD	1,707	$1,787,549
Ferrovial Netherlands BV(5 year EUR Swap + 2.13%), 2.12%(h)(i)	EUR	200	212,600
Rumo Luxembourg Sarl, 7.38%, 02/09/24(a)(e)	USD	2,000	2,150,000

			4,150,149

Utilities — 0.9%
ContourGlobal Power Holdings SA:
3.38%, 08/01/23	EUR	100	112,914
4.13%, 08/01/25		500	577,124
Huachen Energy Co. Ltd., 6.63%, 05/18/20(k)	USD	300	173,531
Orano SA, 3.38%, 04/23/26	EUR	500	585,821
Stoneway Capital Corp., 10.00%, 03/01/27(a)(e)	USD	3,100	1,776,424
Vistra Operations Co. LLC, 5.00%, 07/31/27(a)(e)		792	815,506

			4,041,320

Wireless Telecommunication Services — 1.7%
Altice France SA, 2.50%, 01/15/25	EUR	541	598,508
Comunicaciones Celulares SA Via Comcel Trust, 6.88%, 02/06/24(a)(e)	USD	2,000	2,056,875
Empresa Nacional de Telecomunicaciones SA, 4.75%, 08/01/26(a)(e)		1,192	1,256,442
Equinix, Inc., 2.88%, 03/15/24	EUR	300	339,038
Iron Mountain, Inc., 3.00%, 01/15/25		300	334,189
Sprint Corp., 7.88%, 09/15/23(e)	USD	1,343	1,475,232
T-Mobile USA, Inc., 6.50%, 01/15/26(e)		1,286	1,382,694

			7,442,978

Total Corporate Bonds — 53.2% (Cost — $232,341,277)			232,009,984

9

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Floating Rate Loan Interests(d) — 24.4%

Aerospace & Defense — 0.3%
TransDigm, Inc., 2018 Term Loan F, (1 mo. LIBOR + 2.50%), 4.54%, 06/09/23	USD	1,348	$1,343,751

Air Freight & Logistics — 0.1%
XPO Logistics, Inc., 2018 Term Loan B, 02/24/25(o)		233	234,031

Airlines — 0.8%
Allegiant Travel Co., Term Loan B, (3 mo. LIBOR + 4.50%), 6.71%, 02/05/24(c)		740	745,832
WestJet Airlines Ltd., Term Loan B, 08/06/26(o)		2,617	2,635,005

			3,380,837

Asset Management & Custodian — 3.9%
Magnum Intermediate Holdings I LLC, 2nd Lien Term Loan, (Fixed + 13.25%), 13.25%, 10/26/21(c)		17,000	17,064,600

Banks — 0.9%
Caliber Home Loans, Inc., 2018 Revolver, (1 mo. LIBOR + 3.25%), 5.35%, 04/24/21(c)		2,209	2,203,568
Roundpoint Mortgage Servicing Corp., 2018 Term Loan, 5.48%, 08/08/20(c)		1,910	1,912,927

			4,116,495

Building Products — 0.3%
Advanced Drainage Systems, Inc., Term Loan B, 09/19/26 (o)		70	70,262
Jeld-Wen, Inc., 2017 1st Lien Term Loan, (3 mo. LIBOR + 2.00%), 4.10%, 12/14/24		1,080	1,079,303

			1,149,565

Capital Markets — 4.4%
A10 Capital LLC, Mezzanine Term Loan, (1 mo. LIBOR + 6.50%), 8.53%, 03/31/23(c)		19,400	19,012,000

Commercial Services & Supplies — 0.0%
KAR Auction Services, Inc., 2019 Term Loan B6, 1.00%, 09/13/26		77	77,607

Communications Equipment — 0.2%
Interface Security Systems LLC, Term Loan, (1 mo. LIBOR + 7.00%), 9.04%, 08/07/23(c)		1,061	1,038,507

Construction & Engineering — 0.9%
Ply Gem Midco, Inc., 2018 Term Loan, (1 mo. LIBOR + 3.75%), 5.79%, 04/12/25		1,995	1,949,868

Security		Par (000)	Value

Construction & Engineering (continued)
SRS Distribution, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 5.29%, 05/23/25	USD	312	$303,533
Summit Materials Companies I LLC, 2017 Term Loan B, (1 mo. LIBOR + 2.00%), 4.04%, 11/21/24		1,775	1,777,028

			4,030,429

Construction Materials — 0.2%
Foundation Building Materials LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 5.05%, 08/13/25		744	743,445

Diversified Financial Services — 3.2%
CLGF Holdco 1 LLC, Term Loan, (3 mo. LIBOR + 5.00%), 7.25%, 12/20/19(c)		7,500	7,462,500
Colorado Plaza, Term Loan, (3 mo. LIBOR + 2.90%), 5.17%, 06/09/21(c)		5,000	5,000,000
Inmarsat Finance PLC, Term Loan B, 09/23/26(o)		548	539,007
PHI, Inc., Exit Term Loan B, (1 mo. LIBOR + 7.00%, 1.00% Floor), 9.04%, 09/04/24(c)		1,039	1,023,415

			14,024,922

Electrical Equipment — 0.4%
Gates Global LLC, 2017 Repriced Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 4.79%, 04/01/24		1,911	1,878,983

Electronic Equipment, Instruments & Components — 0.4%
Robertshaw US Holding Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.31%, 02/28/25(c)		1,770	1,606,706

Energy Equipment & Services — 0.2%
Bristow Group, Inc., Prepetition Term Loan, (3 mo. LIBOR + 7.00%), 9.04%, 05/10/22(c)		443	440,906

10

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Energy Equipment & Services (continued)
Pioneer Energy Services Corp., Term Loan, (1 mo. LIBOR + 7.75%, 1.00% Floor), 9.80%, 11/08/22(c)	USD	381	$361,905

			802,811

Gas Utilities — 0.2%
AL Midcoast Holdings LLC, 2018 Term Loan B, (3 mo. LIBOR + 5.50%), 7.60%, 07/31/25		747	733,435

Health Care Providers & Services — 0.2%
Acadia Healthcare Co., Inc., 2018 Term Loan B4, 02/16/23(o)		928	928,724

Hotels, Restaurants & Leisure — 1.4%
Circa Resort & Casino, Term Loan B, (6 mo. LIBOR + 8.00%), 10.04%, 07/02/25(c)		2,003	2,002,909
Scientific Games International, Inc., 2018 Term Loan B5, (2 mo. LIBOR + 2.75%), 4.90%, 08/14/24		1,911	1,893,135
Stars Group Holdings BV, 2018 USD Incremental Term Loan, (3 mo. LIBOR + 3.50%), 5.60%, 07/10/25		2,135	2,143,041

			6,039,085

Media — 0.6%
CSC Holdings LLC, 2019 Delayed Draw Term Loan, 04/27/27(c)(o)		420	419,992
Diamond Sports Group LLC, Term Loan, (1 mo. LIBOR + 3.25%), 5.30%, 08/24/26		1,530	1,537,650
Lamar Media Corp., 2018 Term Loan B, 03/14/25(o)		58	58,301
PCI Gaming Authority, Term Loan, (1 mo. LIBOR + 3.00%), 5.04%, 05/29/26		828	832,065

			2,848,008

Oil, Gas & Consumable Fuels — 0.6%
BCP Raptor II LLC, 1st Lien Term Loan, (1 mo. LIBOR + 4.75%), 6.79%, 11/03/25		749	671,086
California Resources Corp., 2017 1st Lien Term Loan, (1 mo. LIBOR + 4.75%, 1.00% Floor), 6.79%, 12/31/22		1,180	1,056,838

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
CITGO Holding, Inc., 2019 Term Loan B, (1 mo. LIBOR + 7.00%, 1.00% Floor), 9.04%, 07/24/23	USD	1,000	$1,017,500

			2,745,424

Pharmaceuticals — 0.3%
Bausch Health Cos., Inc., Term Loan B, 11/27/25(o)		1,209	1,226,821

Software — 4.8%
Aligend Energy LLC, Term Loan, 10/09/23(o)		6,158	6,120,390
PowerSchool, 2018 2nd Lien Term Loan, (3 mo. LIBOR + 6.75%), 8.96%, 08/01/26		15,000	14,831,250

			20,951,640

Water Utilities — 0.1%
PLH Infrastructure Services, Inc., 2018 Term Loan, (3 mo. LIBOR + 6.00%), 8.21%, 08/07/23(c)		378	374,079

Total Floating Rate Loan Interests — 24.4% (Cost — $ 106,944,595)			106,351,905

Foreign Agency Obligations — 9.3%
Argentine Republic Government International Bond(e):
6.88%, 04/22/21		257	125,930
4.63%, 01/11/23		129	54,099
Colombia Government International Bond(e):
8.13%, 05/21/24		1,200	1,487,250
4.50%, 01/28/26		3,442	3,753,931
3.88%, 04/25/27		773	820,346
Egypt Government International Bond:
5.58%, 02/21/23(a)(e)		2,659	2,705,532
5.58%, 02/21/23(e)		1,795	1,826,412
7.50%, 01/31/27		640	688,000
7.50%, 01/31/27(a)(e)		1,249	1,342,675
7.60%, 03/01/29		400	422,875
7.60%, 03/01/29(a)(e)		511	540,223
6.38%, 04/11/31(a)	EUR	264	299,167
8.50%, 01/31/47(e)	USD	1,394	1,478,076
Indonesia Government International Bond(e):
4.75%, 01/08/26		1,325	1,462,055
3.50%, 01/11/28		2,949	3,048,529
4.10%, 04/24/28		735	793,341
4.75%, 02/11/29		800	910,000
5.35%, 02/11/49		315	402,216

11

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Foreign Agency Obligations (continued)
Indonesia Treasury Bond, 6.13%, 05/15/28	IDR	38,654,000	$2,514,757
Mexico Government International Bond, 3.75%, 01/11/28(e)	USD	630	648,900
Nigeria Government International Bond, 7.63%, 11/21/25(e)		1,229	1,347,291
Paraguay Government International Bond, 5.40%, 03/30/50(a)(e)		500	565,937
Qatar Government International Bond (e):
4.50%, 04/23/28		1,600	1,822,000
4.00%, 03/14/29(a)		760	842,650
Republic of South Africa Government International Bond(e):
4.88%, 04/14/26		4,269	4,409,077
4.30%, 10/12/28		1,190	1,147,933
Russian Foreign Bond — Eurobond:
4.75%, 05/27/26		1,000	1,094,062
4.25%, 06/23/27		200	212,600
Saudi Government International Bond(e):
4.38%, 04/16/29(a)		326	365,772
4.50%, 04/17/30		2,000	2,274,000
Sri Lanka Government International Bond, 7.85%, 03/14/29		263	264,644
Turkey Government International Bond, 4.88%, 04/16/43(e)		325	261,727
Ukraine Government International Bond:
7.75%, 09/01/22		129	135,708
9.75%, 11/01/28		257	294,586

Total Foreign Agency Obligations — 9.3% (Cost — $38,393,192)			40,362,301

Non-Agency Mortgage-Backed Securities — 21.7%

Collateralized Mortgage Obligations — 1.2%
BCAP LLC Trust, Series 2012-RR3, Class 1A5, 6.60%, 12/26/37(a)(b)		2,084	1,986,133
Cascade Funding Mortgage Trust, Series 2019-RM3, Class C, 4.00%, 06/25/69(a)(b)		1,898	1,827,482
RMF Buyout Issuance Trust, Series 2019-1, Class M4, 4.23%, 07/25/29(a)(b)		1,450	1,453,477

			5,267,092

Commercial Mortgage-Backed Securities — 20.5%
Atrium Hotel Portfolio Trust, Series 2018-ATRM, Class E, (1 mo. LIBOR US + 3.40%), 5.43%, 06/15/35(a)(d)		3,000	3,016,841
Banc of America Commercial Mortgage Trust, Series 2007-1, Class AMFX, 5.48%, 01/15/49(b)		1,397	1,397,653

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Barclays Commercial Mortgage Trust, Series 2019-C3, Class D, 3.00%, 05/15/52(a)	USD	1,629	$1,524,280
BBCMS Mortgage Trust(a)(d):
Series 2017-DELC, Class E, (1 mo. LIBOR US + 2.50%), 4.53%, 08/15/36		2,258	2,259,408
Series 2017-DELC, Class F, (1 mo. LIBOR US + 3.50%), 5.53%, 08/15/36		550	550,343
Series 2018-TALL, Class E, (1 mo. LIBOR US + 2.44%), 4.46%, 03/15/37		1,000	1,001,871
Series 2019-CLP, Class E, (1 mo. LIBOR US + 2.11%), 4.14%, 12/15/31		1,434	1,427,081
Benchmark Mortgage Trust(b):
Series 2018-B2, Class D, 2.84%, 02/15/51(a)		3,000	2,774,439
Series 2018-B3, Class D, 3.06%, 04/10/51(a)		2,500	2,355,773
Series 2018-B7, Class C, 5.02%, 05/15/53		1,986	2,260,844
Series 2019-B9, Class XD, 2.17%, 03/15/52(a)		11,550	1,785,561
BWAY Mortgage Trust, Series 2013-1515, Class F, 3.93%, 03/10/33 (a)(b)		2,500	2,553,559
BX Commercial Mortgage Trust, Series 2018-IND, Class H, (1 mo. LIBOR US + 3.00%), 5.03%, 11/15/35(a)(d)		1,571	1,573,998
CCRE Commercial Mortgage Trust, Series 2019-FAX, Class E, 4.64%, 01/15/39(b)		2,000	2,190,360
CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class E, 5.67%, 04/10/29(a)(b)		2,500	2,535,660
Citigroup Commercial Mortgage Trust(a):
Series 2016-C1, Class D, 5.12%, 05/10/49(b)		5,000	5,233,841
Series 2016-P3, Class D, 2.80%, 04/15/49(b)		1,000	885,495
Series 2019-PRM, Class F, 4.89%, 05/10/36		2,000	1,999,025
COMM Mortgage Trust, Series 2015-CR23, Class CME, 3.81%, 05/10/48(a)(b)		1,200	1,199,743
CSAIL Commercial Mortgage Trust, Series 2019-C15, Class D, 3.00%, 03/15/52(a)		1,939	1,778,070
DBGS Mortgage Trust, Series 2019-1735, Class F, 4.33%, 04/10/37(a)(b)		999	985,945

12

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
DBUBS Mortgage Trust, Series 2017-BRBK, Class F, 3.53%, 10/10/34(a)(b)	USD	1,000	$994,742
GRACE Mortgage Trust, Series 2014, Class G, 3.59%, 06/10/28(a)(b)		2,025	2,032,498
GS Mortgage Securities Corp. Trust, Series 2017-500K, Class G, (1 mo. LIBOR US + 2.50%), 4.53%, 07/15/32(a)(d)		400	396,752
GS Mortgage Securities Trust, Series 2017-GS7, Class E, 3.00%, 08/10/50(a)		1,000	933,262
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class D1, 4.27%, 12/15/48(a)(b)		857	859,286
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP5, Class D, 4.80%, 03/15/50(a)(b)		2,500	2,630,701
JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class XD, 1.50%, 06/15/51(a)(b)		11,427	1,213,331
JPMorgan Chase Commercial Mortgage Securities Trust(a):
Series 2013-C13, Class D, 4.20%, 01/15/46(b)		500	511,961
Series 2015-JP1, Class E, 4.39%, 01/15/49(b)		2,031	1,966,206
Series 2018-WPT, Class FFX, 5.54%, 07/05/33		1,970	2,044,199
LSTAR Commercial Mortgage Trust, Class C(a)(b):
Series 2016-4, 4.71%, 03/10/49		476	480,584
Series 2017-5, 4.87%, 03/10/50		1,376	1,446,836
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class D, 4.27%, 07/15/50(a)(b)		2,035	2,046,303
Morgan Stanley Capital I Trust:
Series 2017-H1, Class D, 2.55%, 06/15/50(a)		1,000	909,697
Series 2018-H3, Class D, 3.00%, 07/15/51(a)		3,000	2,757,499
Series 2018-H4, Class C, 5.24%, 12/15/51(b)		1,423	1,639,868
Series 2018-MP, Class E, 4.42%, 07/11/40(a)(b)		2,000	2,023,953
Series 2018-SUN, Class F, (1 mo. LIBOR US + 2.55%), 4.58%, 07/15/35(a)(d)		1,800	1,799,986
Series 2019-AGLN, Class F, (1 mo. LIBOR US + 2.60%), 4.63%, 03/15/34(a)(d)		2,000	1,999,995
Series 2019-H7, Class D, 3.00%, 07/15/52(a)		1,250	1,140,444

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class MCR1, (1 mo. LIBOR US + 2.35%), 4.55%, 06/15/35(a)(d)	USD	1,705	$1,704,794
US 2018-USDC, Series 2018-USDC, Class E, 4.64%, 05/13/38(a)(b)		1,500	1,585,430
Velocity Commercial Capital Loan Trust, Series 2018-1(a):
Class M5, 6.26%, 04/25/48		344	357,058
Class M6, 7.26%, 04/25/48		713	714,124
Wells Fargo Commercial Mortgage Trust, Class D:
Series 2015-C28, 4.25%, 05/15/48(b)		2,400	2,271,846
Series 2015-NXS1, 4.24%, 05/15/48(b)		2,875	2,946,463
Series 2015-NXS4, 3.75%, 12/15/48(b)		1,074	1,090,979
Series 2015-P2, 3.24%, 12/15/48(a)		1,375	1,239,280
Series 2017-C41, 2.60%, 11/15/50(a)(b)		1,967	1,747,920
Series 2018-C44, 3.00%, 05/15/51(a)		3,000	2,821,558
Series 2018-C45, 3.00%, 06/15/51(a)		2,100	1,921,615

			89,518,960

Total Non-Agency Mortgage-Backed Securities — 21.7% (Cost — $88,307,114)			94,786,052

Preferred Securities — 11.3%
Capital Trusts — 11.3%

Auto Components — 0.4%
Volkswagen International Finance NV(h)(i):
3.88%	EUR	900	1,041,039
4.63%		500	603,723
Series NC6, 3.38%		200	228,540

			1,873,302

Banks — 4.3%
ABN AMRO Bank NV(h)(i):
4.75%		1,800	2,046,540
5.75%		400	450,189
Allied Irish Banks PLC, 7.38%(h)(i)		400	462,619
Banco Bilbao Vizcaya Argentaria SA(h)(i):
6.00%		1,000	1,168,972
6.75%		200	221,979
Series 9, 6.50%	USD	400	407,200

13

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Banks (continued)
Banco Mercantil del Norte SA, 6.75%(a)(e)(h)(i)	USD	1,000	$995,663
Banco Santander SA, 6.75%(h)(i)	EUR	400	473,530
Bank of Ireland, 7.38%(h)(i)		400	452,730
Bankia SA, 6.38%(h)(i)		400	460,857
BAWAG Group AG, 5.00%(h)(i)		800	894,108
Burgan Bank SAK, 5.75%(h)(i)	USD	200	199,150
CaixaBank SA, 6.75%(h)(i)	EUR	400	478,379
Cooperatieve Rabobank UA(h)(i):
3.25%		1,200	1,286,686
4.63%		800	946,251
Erste Group Bank AG(h)(i):
5.13%		800	937,357
8.88%		1,200	1,495,868
Industrial & Commercial Bank of China Asia Ltd., 4.25%(h)(i)	USD	380	380,475
ING Groep NV, 5.75%(e)(h)(i)		1,000	1,007,250
Intesa Sanpaolo SpA, 7.75%(h)(i)	EUR	1,400	1,794,790
KBC Group NV, 4.25%(h)(i)		1,800	1,959,537
The Bank of East Asia Ltd., 5.88%(h)(i)	USD	250	255,375

			18,775,505

Building Materials — 0.1%
Holcim Finance Luxembourg SA(h)(i)	EUR	200,000	228,700

Chemicals — 0.2%
Solvay Finance SA, 5.43%(h)(i)		590	738,131

Diversified Financial Services — 3.4%
Barclays PLC(h)(i):
7.75%(e)	USD	800	832,536
7.88%		900	951,750
BNP Paribas SA(h)(i):
6.13%	EUR	400	483,694
6.63%(e)	USD	1,275	1,343,531
7.00%		600	660,522
Credit Suisse Group AG(h)(i):
6.25%(a)(e)		400	423,000
6.38%(a)(e)		600	621,000
7.13%		800	851,000
7.25%(a)(e)		200	214,000
7.50%(a)(e)		900	961,875
HSBC Holdings PLC, 6.25%(e)(h)(i)		1,400	1,446,900
Societe Generale SA(e)(i):
7.38%(h)		1,400	1,472,940
7.38%(b)		800	842,000
UBS Group Funding Switzerland AG, 7.00%(e)(h)(i)		1,400	1,535,268
UniCredit SpA(h)(i):
6.63%	EUR	900	1,022,646
6.75%		400	453,419
7.50%		500	606,217

			14,722,298

Security		Par (000)	Value

Diversified Telecommunication Services — 0.7%
Telefonica Europe BV(h)(i):
2.88%	EUR	200	$219,475
3.75%		800	921,226
3.88%		1,400	1,636,615
4.38%		300	359,512

			3,136,828

Electric Utilities — 0.4%
NGG Finance PLC, 1.63%,12/05/79(h)		100	108,317
Orsted A/S, 2.25%, 11/24/3017(h)		1,400	1,609,857
RWE AG, 2.75%, 04/21/75 (h)		200	222,436

			1,940,610

Electronic Equipment, Instruments & Components — 0.1%
Belden, Inc., 4.13%, 10/15/26		200	231,959

Insurance — 0.5%
Argentum Netherlands BV for Swiss Re Ltd., 5.75%, 08/15/50(h)	USD	800	876,512
AXA SA, 3.25%, 05/28/49(h)	EUR	800	986,553
KDB Life Insurance Co. Ltd., 7.50%(h)(i)	USD	500	494,531

			2,357,596

Media — 0.2%
Bertelsmann SE & Co. KGaA, 3.50%, 04/23/75(h)	EUR	800	962,426

Oil, Gas & Consumable Fuels — 0.3%
Naturgy Finance BV, 4.13%(h)(i)		500	592,912
Repsol International Finance BV, 3.88%(h)(i)		200	228,345
TOTAL SA, 3.37%(h)(i)		300	375,618

			1,196,875

Real Estate — 0.1%
ATF Netherlands BV, 3.75%(h)(i)		500	576,104

Utilities — 0.5%
Electricite de France SA, 5.38%(h)(i)		400	498,107
Engie SA, 3.25%(h)(i)		1,400	1,679,287

			2,177,394

14

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Wireless Telecommunication Services — 0.1%
Vodafone Group PLC, 3.10%, 01/03/79(b)	EUR	300	$345,950

Total Capital Trusts — 11.3% (Cost — $48,241,160)			49,263,678

Total Preferred Securities — 11.3% (Cost — $48,241,160)			49,263,678

U.S. Government Sponsored Agency Securities — 0.8%

Collateralized Mortgage Obligations — 0.5%
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-DNA1, Class B1, (1 mo. LIBOR US + 3.15%), 5.17%, 07/25/30(d)	USD	2,000	2,028,436

Commercial Mortgage-Backed Securities — 0.3%
FREMF Mortgage Trust, Series 2017-KGX1, Class BFX, 3.71%, 10/25/27(a)(b)		1,500	1,502,940

Total U.S. Government Sponsored Agency Securities — 0.8% (Cost — $3,367,933)			3,531,376

Total Long-Term Investments — 141.1% (Cost — $ 611,011,292)			615,066,959

Security		Par (000)	Value

Short-Term Securities — 0.4%
Egypt Treasury Bills, 0.00%, 05/26/20(p)	EGP	29,950	$1,661,416

Total Short-Term Securities — 0.4% (Cost — $1,627,678)			1,661,416

Total Investments — 141.5% (Cost — $ 612,638,970)			616,728,375

Liabilities in Excess of Other Assets — (41.5)%			(180,954,470)

Net Assets Applicable to Common Shares — 100.0%			$435,773,905

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Variable rate security. Rate shown is the rate in effect as of period end.
(e)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(f)	Amount is less than $500.
(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(i)	Perpetual security with no stated maturity date.
(j)	Issuer filed for bankruptcy and/or is in default.
(k)	Non-income producing security.
(l)	Convertible security.
(m)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $11,050,305, representing 2.5% of its net assets as of period end, and an original cost of $10,584,951.

(n)	When-issued security.
(o)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)	Rates are discount rates or a range of discount rates as of period end.

15

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Multi-Sector Opportunities Trust (MSO)

During the period ended September 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/18	Net Activity	Shares Held at 09/30/19	Value at 09/30/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class(b)	5,561,179	(5,561,179)	—	$—	$85,623	$—	$—

(a)	Includes net capital gain distributions, if applicable.
(b)	As of period end, the entity is no longer held by the Trust.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Currency Abbreviations

ARS — Argentine Peso

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

USD — United States Dollar

Portfolio Abbreviations

ARS — Auction Rate Securities

CLO — Collateralized Loan Obligation

CME — Chicago Mercantile Exchange

HKD — Hong Kong Dollar

LI — London Stock Exchange

OTC — Over-the-Counter

PIK — Payment-In-Kind

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
Credit Suisse Securities (USA) LLC	2.25%	02/12/19	Open	$527,625	$536,049	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.00	02/26/19	Open	898,450	911,914	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	1.95	03/06/19	Open	289,800	293,898	Corporate Bonds	Open/Demand
Goldman Sachs & Co LLC	2.25	03/11/19	Open	725,263	735,382	Corporate Bonds	Open/Demand
BNP Paribas S.A	2.20	04/09/19	Open	3,459,210	3,505,967	Corporate Bonds	Open/Demand
BNP Paribas S.A	2.40	04/09/19	Open	1,820,000	1,846,360	Corporate Bonds	Open/Demand
BNP Paribas S.A	2.40	04/09/19	Open	1,730,000	1,754,640	Corporate Bonds	Open/Demand
BNP Paribas S.A	2.40	04/09/19	Open	1,244,319	1,262,281	Corporate Bonds	Open/Demand
BNP Paribas S.A	2.40	04/09/19	Open	1,887,500	1,914,837	Corporate Bonds	Open/Demand
BNP Paribas S.A	2.40	04/09/19	Open	1,253,850	1,271,950	Corporate Bonds	Open/Demand

16

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Multi-Sector Opportunities Trust (MSO)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
BNP Paribas S.A	2.40%	04/09/19	Open	$1,198,104	$1,215,399	Corporate Bonds	Open/Demand
BNP Paribas S.A	2.40	04/09/19	Open	1,873,681	1,900,818	Corporate Bonds	Open/Demand
BNP Paribas S.A	2.40	04/09/19	Open	1,860,000	1,886,939	Corporate Bonds	Open/Demand
BNP Paribas S.A	2.40	04/09/19	Open	951,250	964,799	Corporate Bonds	Open/Demand
BNP Paribas S.A	2.40	04/09/19	Open	1,089,625	1,105,406	Corporate Bonds	Open/Demand
BNP Paribas S.A	2.40	04/09/19	Open	3,367,066	3,415,023	Corporate Bonds	Open/Demand
BNP Paribas S.A	2.40	04/09/19	Open	1,136,438	1,152,842	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.25	05/07/19	Open	811,900	820,126	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	1.95	06/11/19	Open	195,406	196,880	Corporate Bonds	Open/Demand
BNP Paribas S.A	2.40	06/27/19	Open	2,315,625	2,333,918	Corporate Bonds	Open/Demand
BNP Paribas S.A	2.40	06/27/19	Open	991,875	999,685	Corporate Bonds	Open/Demand
BNP Paribas S.A	2.40	06/27/19	Open	811,250	817,384	Corporate Bonds	Open/Demand
BNP Paribas S.A	2.40	07/18/19	Open	730,485	735,052	Corporate Bonds	Open/Demand
BNP Paribas S.A	2.40	08/01/19	Open	1,196,470	1,201,495	Corporate Bonds	Open/Demand
BNP Paribas S.A	2.40	08/01/19	Open	478,488	480,497	Corporate Bonds	Open/Demand
BNP Paribas S.A	2.40	08/01/19	Open	841,163	844,991	Corporate Bonds	Open/Demand
BNP Paribas S.A	2.40	08/01/19	Open	342,100	343,662	Corporate Bonds	Open/Demand
BNP Paribas S.A	2.40	08/01/19	Open	990,000	994,125	Corporate Bonds	Open/Demand
BNP Paribas S.A	2.40	08/01/19	Open	475,750	477,915	Corporate Bonds	Open/Demand
BNP Paribas S.A	2.40	08/01/19	Open	690,000	693,140	Corporate Bonds	Open/Demand
BNP Paribas S.A	2.40	08/01/19	Open	2,042,100	2,051,187	Corporate Bonds	Open/Demand
BNP Paribas S.A	2.40	08/01/19	Open	882,187	886,245	Corporate Bonds	Open/Demand
BNP Paribas S.A	2.40	08/01/19	Open	576,573	579,129	Corporate Bonds	Open/Demand
BNP Paribas S.A	2.40	08/01/19	Open	1,151,770	1,156,607	Corporate Bonds	Open/Demand
BNP Paribas S.A	2.40	08/01/19	Open	554,344	556,801	Corporate Bonds	Open/Demand
BNP Paribas S.A	2.40	08/02/19	Open	626,438	629,282	Corporate Bonds	Open/Demand
BNP Paribas S.A	2.40	08/02/19	Open	680,000	683,110	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	09/06/19	Open	886,500	886,900	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.10	09/06/19	Open	145,500	145,619	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.50	09/06/19	Open	382,000	382,406	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.95	09/06/19	Open	279,000	279,373	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.00	09/06/19	Open	871,500	872,692	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.00	09/06/19	Open	2,816,295	2,820,148	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.20	09/06/19	Open	2,122,500	2,125,663	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.35	09/06/19	Open	944,800	946,295	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.45	09/06/19	Open	932,042	933,573	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.45	09/06/19	Open	1,316,719	1,318,882	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.50	09/06/19	Open	884,898	886,378	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.50	09/06/19	Open	1,211,280	1,213,307	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.50	09/06/19	Open	1,182,330	1,184,309	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.50	09/06/19	Open	860,280	861,719	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.50	09/06/19	Open	1,106,250	1,108,101	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.50	09/06/19	Open	1,174,845	1,176,811	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.50	09/06/19	Open	497,063	497,894	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.50	09/06/19	Open	1,110,454	1,112,312	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.50	09/06/19	Open	564,953	565,898	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.50	09/06/19	Open	915,303	916,834	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.50	09/06/19	Open	464,580	465,358	Corporate Bonds	Open/Demand

17

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Multi-Sector Opportunities Trust (MSO)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
Barclays Capital, Inc.	2.50%	09/06/19	Open	$395,000	$395,661	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.50	09/06/19	Open	779,625	780,930	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.50	09/06/19	Open	496,600	497,431	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.50	09/06/19	Open	1,145,800	1,147,718	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.50	09/06/19	Open	1,816,179	1,819,218	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.50	09/06/19	Open	936,250	937,817	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.50	09/06/19	Open	1,100,790	1,102,632	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.50	09/06/19	Open	1,125,198	1,127,081	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.50	09/06/19	Open	1,214,100	1,216,132	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.50	09/06/19	Open	1,191,585	1,193,579	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.50	09/06/19	Open	1,260,556	1,262,666	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.50	09/06/19	Open	1,226,205	1,228,257	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.50	09/06/19	Open	465,625	466,404	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.55	09/06/19	Open	1,505,000	1,507,565	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.55	09/06/19	Open	1,670,000	1,672,846	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.55	09/06/19	Open	1,907,500	1,910,751	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.65	09/06/19	Open	2,479,518	2,483,895	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.75	09/09/19	Open	447,313	447,831	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.00	09/09/19	Open	1,206,846	1,208,422	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.15	09/09/19	Open	333,335	333,799	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.15	09/09/19	Open	1,664,000	1,666,318	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25	09/09/19	Open	1,309,770	1,311,671	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25	09/09/19	Open	1,260,000	1,261,829	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25	09/09/19	Open	355,797	356,313	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25	09/09/19	Open	1,000,565	1,002,018	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25	09/09/19	Open	1,221,700	1,223,473	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25	09/09/19	Open	854,000	855,239	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25	09/09/19	Open	1,521,000	1,523,208	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25	09/09/19	Open	750,619	751,708	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25	09/09/19	Open	1,401,000	1,403,033	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25	09/09/19	Open	236,875	237,219	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25	09/09/19	Open	980,648	982,071	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.35	09/09/19	Open	521,875	522,663	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.35	09/09/19	Open	983,250	984,734	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.35	09/09/19	Open	475,230	475,947	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.35	09/09/19	Open	181,250	181,524	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.35	09/09/19	Open	201,056	201,359	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.35	09/09/19	Open	100,174	100,325	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.40	09/09/19	Open	1,306,875	1,308,886	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.40	09/09/19	Open	1,635,694	1,638,211	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.45	09/09/19	Open	915,806	917,242	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.45	09/09/19	Open	1,154,669	1,156,479	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.45	09/09/19	Open	973,750	975,277	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.45	09/09/19	Open	1,002,248	1,003,819	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.45	09/09/19	Open	411,892	412,538	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.45	09/09/19	Open	938,738	940,209	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.45	09/09/19	Open	487,931	488,696	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.50	09/09/19	Open	1,110,844	1,112,618	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.50	09/09/19	Open	1,645,611	1,648,240	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.50	09/09/19	Open	98,901	99,059	Corporate Bonds	Open/Demand

18

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Multi-Sector Opportunities Trust (MSO)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
Barclays Capital, Inc.	2.50%	09/09/19	Open	$575,609	$576,528	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.50	09/09/19	Open	89,788	89,931	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.50	09/09/19	Open	1,016,288	1,017,911	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.50	09/09/19	Open	2,321,875	2,325,584	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.50	09/09/19	Open	620,301	621,292	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.50	09/09/19	Open	1,031,200	1,032,847	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.50	09/09/19	Open	707,850	708,981	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.50	09/09/19	Open	1,146,530	1,148,361	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.50	09/09/19	Open	257,180	257,591	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.50	09/09/19	Open	834,409	835,742	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.50	09/09/19	Open	183,250	183,543	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.50	09/09/19	Open	166,000	166,265	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.50	09/09/19	Open	1,274,000	1,276,035	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.50	09/09/19	Open	854,634	854,634	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.50	09/09/19	Open	1,221,500	1,221,500	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.65	09/09/19	Open	466,132	466,132	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	(0.50)	09/09/19	Open	202,208	202,149	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.29	09/09/19	Open	408,500	409,102	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.29	09/09/19	Open	631,890	632,822	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.55	09/09/19	Open	1,809,413	1,812,355	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.55	09/09/19	Open	1,035,070	1,036,753	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.55	09/09/19	Open	174,845	175,129	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.55	09/09/19	Open	299,168	299,654	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.55	09/09/19	Open	522,900	523,750	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.55	09/09/19	Open	558,000	558,908	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.55	09/09/19	Open	2,234,180	2,237,814	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.55	09/09/19	Open	1,097,250	1,099,035	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.55	09/09/19	Open	1,064,969	1,066,701	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.55	09/09/19	Open	287,338	287,805	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.55	09/09/19	Open	578,850	579,791	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.55	09/09/19	Open	152,634	152,883	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.55	09/09/19	Open	567,743	568,666	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.55	09/09/19	Open	474,000	474,771	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.55	09/09/19	Open	107,584	107,759	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.55	09/09/19	Open	1,697,643	1,700,404	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.55	09/09/19	Open	133,656	133,874	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.55	09/09/19	Open	133,740	133,958	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.55	09/09/19	Open	1,417,570	1,419,876	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.55	09/09/19	Open	621,563	622,573	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.55	09/09/19	Open	546,315	547,204	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.55	09/09/19	Open	151,135	151,381	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.55	09/09/19	Open	1,121,405	1,123,229	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.55	09/09/19	Open	1,113,431	1,115,242	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.55	09/09/19	Open	1,339,880	1,342,059	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.55	09/09/19	Open	555,235	556,138	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.55	09/09/19	Open	628,125	629,147	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.55	09/09/19	Open	195,000	195,317	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.55	09/09/19	Open	234,613	234,994	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.55	09/09/19	Open	1,116,375	1,118,191	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.55	09/09/19	Open	333,493	334,035	Corporate Bonds	Open/Demand

19

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Multi-Sector Opportunities Trust (MSO)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
RBC Capital Markets LLC	2.55%	09/09/19	Open	$644,063	$645,110	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.55	09/09/19	Open	1,135,488	1,137,334	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.55	09/09/19	Open	1,142,378	1,144,235	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.55	09/09/19	Open	220,580	220,939	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.55	09/09/19	Open	213,308	213,654	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.55	09/09/19	Open	1,122,240	1,124,065	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.55	09/09/19	Open	2,370,956	2,374,812	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.55	09/09/19	Open	1,176,130	1,178,043	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.55	09/09/19	Open	1,284,176	1,286,265	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.55	09/09/19	Open	681,360	682,468	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.55	09/09/19	Open	1,192,263	1,194,202	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.55	09/09/19	Open	1,382,370	1,384,618	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.55	09/09/19	Open	1,250,669	1,252,703	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.55	09/09/19	Open	158,015	158,272	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.55	09/09/19	Open	425,040	425,731	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.55	09/09/19	Open	917,280	918,772	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.55	09/09/19	Open	1,240,736	1,242,754	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.55	09/09/19	Open	1,213,144	1,215,117	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	—	09/11/19	Open	565,920	565,995	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.50	09/12/19	Open	532,831	533,534	Corporate Bonds	Open/Demand
BNP Paribas S.A	3.25	09/30/19	10/03/19	1,963,000	1,963,177	Corporate Bonds	Up to 30 Days
BNP Paribas S.A	3.25	09/30/19	10/03/19	2,272,000	2,272,205	Corporate Bonds	Up to 30 Days
BNP Paribas S.A	3.25	09/30/19	10/03/19	1,566,000	1,566,141	Corporate Bonds	Up to 30 Days
BNP Paribas S.A	3.25	09/30/19	10/03/19	2,333,000	2,333,211	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	2.40	09/30/19	Open	294,339	294,359	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.45	09/30/19	Open	227,000	227,015	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.50	09/30/19	Open	413,315	413,344	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.50	09/30/19	Open	352,500	352,524	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.50	09/30/19	Open	828,750	828,808	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.50	09/30/19	Open	511,500	511,535	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.50	09/30/19	Open	173,500	173,512	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.50	09/30/19	Open	99,500	99,507	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.50	09/30/19	Open	38,391	38,394	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.50	09/30/19	Open	282,238	282,257	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.50	09/30/19	Open	311,677	311,699	Corporate Bonds	Open/Demand
BNP Paribas S.A	—	09/30/19	Open	215,715	215,715	Corporate Bonds	Open/Demand
BNP Paribas S.A	2.55	09/30/19	Open	1,383,840	1,383,938	Corporate Bonds	Open/Demand
BNP Paribas S.A	2.55	09/30/19	Open	836,804	836,863	Corporate Bonds	Open/Demand
BNP Paribas S.A	2.55	09/30/19	Open	467,268	467,322	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.55	09/30/19	Open	618,998	619,041	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.55	09/30/19	Open	20,040	20,041	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.55	09/30/19	Open	44,415	44,418	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.55	09/30/19	Open	38,180	38,183	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.55	09/30/19	Open	68,434	68,439	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.55	09/30/19	Open	38,295	38,298	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.55	09/30/19	Open	25,360	25,362	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.55	09/30/19	Open	22,714	22,715	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.55	09/30/19	Open	23,310	23,312	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.55	09/30/19	Open	57,255	57,259	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.55	09/30/19	Open	41,113	41,115	Corporate Bonds	Open/Demand

20

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Multi-Sector Opportunities Trust (MSO)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
RBC Capital Markets LLC	2.55%	09/30/19	Open	$35,150	$35,152	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.55	09/30/19	Open	17,168	17,169	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.55	09/30/19	Open	23,415	23,417	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.55	09/30/19	Open	58,275	58,279	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.55	09/30/19	Open	968,153	968,221	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.55	09/30/19	Open	21,870	21,872	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.55	09/30/19	Open	20,280	20,281	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.55	09/30/19	Open	83,500	83,506	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.55	09/30/19	Open	27,080	27,082	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.55	09/30/19	Open	62,466	62,471	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.55	09/30/19	Open	22,073	22,074	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.55	09/30/19	Open	67,100	67,105	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.55	09/30/19	Open	42,904	42,907	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.55	09/30/19	Open	412,206	412,235	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.55	09/30/19	Open	44,179	44,182	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.55	09/30/19	Open	23,659	23,660	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.55	09/30/19	Open	38,324	38,326	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.55	09/30/19	Open	145,508	145,336	Corporate Bonds	Open/Demand

				$185,632,965	$186,286,721

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Ultra Long U.S. Treasury Bond	1	12/19/19	$192	$967
2-Year U.S. Treasury Note	1,091	12/31/19	235,111	(170,049)

				(169,082)

Short Contracts
Euro-BOBL	1	12/06/19	148	991
10-Year U.S. Ultra Long Treasury Bond	299	12/19/19	42,579	96,647
5-Year U.S. Treasury Note	330	12/31/19	39,319	(31,633)

				66,005

				$(103,077)

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Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Multi-Sector Opportunities Trust (MSO)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	47,106,321	EUR	42,725,000	Bank of America N.A.	10/03/19	$534,654
USD	1,521,919	EUR	1,387,503	UBS AG	10/03/19	9,494
USD	97,823	GBP	79,000	Citibank N.A.	10/03/19	685
USD	1,862,625	ARS	87,245,355	JPMorgan Chase Bank N.A.	10/09/19	386,463
USD	291,419	EUR	264,000	HSBC Bank USA N.A.	10/09/19	3,519
USD	590,735	EUR	538,000	BNP Paribas S.A.	11/05/19	2,843

						937,658

USD	2,744,672	GBP	2,248,000	Standard Chartered Bank	10/03/19	(19,471)
USD	691,298	HKD	5,417,980	Bank of America N.A.	12/12/19	(513)

						(19,984)

Net unrealized appreciation						$917,674

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.30.V1	5.00%	Quarterly	06/20/23	CCC+	USD	12,000	$925,557	$863,952	$61,605
CDX.NA.HY.32.V1	5.00%	Quarterly	06/20/24	B	USD	30,334	2,209,797	1,973,883	235,914

							$3,135,354	$2,837,835	$297,519

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Trust	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Broadcom, Inc.	1.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/24	USD	70	$2,117	$2,257	$(140)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Broadcom, Inc.	1.00	Quarterly	Citibank N.A.	06/20/24		USD	790	$(44,098)	$(57,515)	$13,417
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	10,000	(269,802)	(1,126,286)	856,484
CMBX.NA.9.BBB-	3.00	Monthly	Deutsche Bank AG	09/17/58	N/R	USD	10,000	(269,803)	(1,288,920)	1,019,117
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	15,000	(404,704)	(1,118,550)	713,846

								$(988,407)	$(3,591,271)	$2,602,864

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

22

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Multi-Sector Opportunities Trust (MSO)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors.

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$83,638,652	$5,123,011	$88,761,663
Corporate Bonds(a)	1,261,150	218,935,806	11,813,028	232,009,984
Floating Rate Loan Interests	—	45,682,059	60,669,846	106,351,905
Foreign Agency Obligations	—	40,362,301	—	40,362,301
Non-Agency Mortgage-Backed Securities	—	94,786,052	—	94,786,052
Preferred Securities	—	49,263,678	—	49,263,678
U.S. Government Sponsored Agency Securities	—	3,531,376	—	3,531,376
Short-Term Securities	—	1,661,416	—	1,661,416

	$1,261,150	$537,861,340	$77,605,885	$616,728,375

Derivative Financial Instruments(b)
Assets:
Credit contracts	$—	$2,900,383	$—	$2,900,383
Forward foreign currency contracts	—	937,658	—	937,658
Interest rate contracts	98,605	—	—	98,605
Liabilities:
Credit contracts	—	(140)	—	(140)
Forward foreign currency contracts	—	(19,984)	—	(19,984)
Interest rate contracts	(201,682)	—	—	(201,682)

	$(103,077)	$3,817,917	$—	$3,714,840

(a)	See above Schedule of Investments for values in each industry. Investments categorized as Level 1,2 and 3 are included in industry.
(b)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

23

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Multi-Sector Opportunities Trust (MSO)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements of $186,286,721 are categorized as Level 2 within the disclosure hierarchy.

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Total
Assets:
Opening Balance, as of December 31, 2018	$9,181,158	$471,000	$67,627,858	$77,280,016
Transfers into Level 3	—	—	1,618,940	1,618,940
Transfers out of Level 3(a)	(2,330,587)	—	(17,228,146)	(19,558,733)
Accrued discounts/premiums	45,177	24,561	106,390	176,128
Net realized gain (loss)	(370,412)	—	16,109	(354,303)
Net change in unrealized appreciation (depreciation)(b)(c)	92,829	483,934	181,487	758,250
Purchases	1,085,250	10,875,390	19,614,789	31,575,429
Sales	(2,580,404)	(41,857)	(11,267,581)	(13,889,842)

Closing Balance, as of September 30, 2019	$5,123,011	$11,813,028	$60,669,846	$77,605,885

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2019(c)	$38,779	$483,934	$181,487	$704,200

(a)

As of December 31, 2018, the Fund used significant unobservable inputs in determining the value of certain investments. As of September 30, 2019, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

(b)	Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(c)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2019 is generally due to investments no longer held or categorized as Level 3 at period end.

The Trust’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Trust’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $ 40,049,872. A significant change in the third party information could result in a significantly lower or higher value of such Level 3 investments.

	Value	Valuation Approach	Unobservable Inputs	Range of unobservable Inputs Utilized (a)
Assets:
Floating Rate Loan Interests(b)	$37,556,013	Income	Discount Rate	9%-13%

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
(b)

For the period end September 30, 2019, the valuation technique for investments classified as Floating Rate Interests amounting to $17,064,600 changed to income approach. The investments were previously valued utilizing Transaction Price. The change was due to consideration of the information that was available at the time the investments were valued.

24